Subsidiaries (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021	Apr. 22, 2021	Jan. 31, 2021	Jan. 01, 2021
Subsidiaries (Details) [Line Items]
Owns percentage	50.00%
Voting power perecentage	50.00%
Other shareholder percentage	50.00%
Percentage of voting interests		100.00%					100.00%	100.00%	100.00%	100.00%
Contributed costs		$ 8,238,000
Pro forma loss											$ 66,200,000
Estimated cost		7,347,000
Date of acquisition		$ 633,000
Ordinary shares issued (in Shares)		72,150,000	36,339,000		1,446,000
Maturity term		12 months
Closing sale prices		one
Closing date		30 days
Share price (in Dollars per share)		$ 0.7
Acquisition related costs		$ 177,000
Contributed revenue		864,000
Loss		9,785,000
Pro forma revenue												$ 29,662,000
Aggregate amount		$ 3,843,000
Earn out consideration percentage		50.00%
Description of revenue		In the event that NanoFabrica generates, during the period commencing on June 1, 2021 and ending on May 31, 2022, revenues of at least $2,800 thousand (“Revenues Target”). If the actual amount of revenue that was achieved by NanoFabrica during this period is equal to or lower than 75% of the Revenues Target, then NanoFabrica’s founders shall not be entitled to receive any portion of the revenue based earn-out consideration. If the actual amount of revenue that was achieved by NanoFabrica during this period is lower than the Revenues Target but higher than 75% of the Revenues Target, then the founders shall be entitled to a portion of the revenue earn-out based on this formula: revenue consideration - (revenue consideration * (1-revenues/Revenues Target)*4)
Gross margin based earn out, description		Gross margin based earn-out (50% of Earn-Out Consideration) – In the event that NanoFabrica generates, during the period commencing on June 1 ,2021 and ending on May 31, 2022, gross margin of at least $1,740 thousand (“Gross Margin Target”). If the gross margin that was achieved by NanoFabrica during this period is equal to or lower than 41.33% of the Gross Margin Target, then NanoFabrica’s founders shall not be entitled to receive any portion of the gross margin based earn-out consideration. If the gross margin that was achieved by NanoFabrica during this period is lower than the Gross Margin Target but higher than 41.33% of the Gross Margin Target then the founders shall be entitled to a portion of the gross margin earn-out based on this formula: gross margin consideration - (gross margin consideration * (1-margin/62%)*3).
Deposited amount		$ 3,362,000
Contingent consideration increased		$ 0
Shareholder’s loan, description		Comprised of two loans – one of approximately $1,095 thousand, bearing interest of 3%, and the other of approximately $1,586 thousand, bearing interest of 1%.
Estimated value		$ 10,941,000
Business combination consideration		171,000
Post acquisition compensation cost		462,000
Profit		969,000
Pro forma profit												65,691,000
Earn out consideration		$ 9,700,000
EBITDA based earn out, description		EBITDA based earn-out (maximum of up to CHF 3,500 thousand (as for December 31, 2021, approximately $3,815 thousand) of the Earn-Out Consideration) – In the event that Essemtec generates, during the fiscal year ending on December 31, 2021, EBITDA of at least CHF 2,000 thousand (as for December 31, 2021, approximately $2,180 thousand) (“EBITDA Target”). If the actual amount of EBITDA that was achieved by Essemtec during this period is equal to or lower than 50% of the EBITDA Target, then Essemtec’s shareholders shall not be entitled to receive any portion of the EBITDA based earn-out consideration. If the actual amount of EBITDA that was achieved by Essemtec during this period is lower than the EBITDA Target but higher than 50% of the EBITDA Target, then Essemtec’s shareholders shall be entitled to a portion of the EBITDA earn-out based on this formula: EBITDA consideration * (1 - (EBITDA Target - Actual EBITDA)*2/EBITDA Target).
Gross profit based earn out, description		Gross profit based earn-out (maximum of up to CHF 5,400 thousand (as for December 31, 2021, approximately $5,886 thousand) of the Earn-Out Consideration) – In the event that Essemtec generates, during the fiscal year ending on December 31, 2022, gross profit of at least CHF 10,702,683 (as for December 31, 2021, approximately $11,666 thousand) (“Gross Profit Threshold”), the earn-out consideration will be paid as follows: If the actual gross profit that was achieved by Essemtec during this period is equal to CHF 13,378,298 (as for December 31, 2021, approximately $14,582 thousand) (“Gross Profit Target”), then Essemtec’s shareholders shall be entitled to receive a gross profit based earn-out consideration of CHF 4,500 thousand (as for December 31, 2021, approximately $4,905 thousand). If the actual gross profit that was achieved by Essemtec during this period is lower than the Gross Profit Target but higher than the Gross Profit Threshold, then Essemtec’s shareholders shall be entitled to a portion of the gross profit earn-out based on this formula: CHF 4,500 thousand * (1 - (Gross Profit Target - Actual Gross Profit)*5/Gross Profit Target). If the actual gross profit that was achieved by Essemtec during this period is greater than the Gross Profit Target, then Essemtec’s shareholders shall be entitled to a portion of the gross profit earn-out based on this formula (but not more than CHF 5,400 thousand): CHF 4,500 thousand * (1 + (Actual Gross Profit - Gross Profit Target)/Gross Profit Target).
Business Combination [Member]
Subsidiaries (Details) [Line Items]
Date of acquisition		$ 2,171,000
Business combination description		The consideration for the business combination includes $734 thousand transferred to employees of DeepCube when the acquiree’s awards were substituted by the replacement awards, which relates to past service. The balance of $1,437 thousand will be recognized as post-acquisition compensation cost.
Contingent consideration		$ 1,367,000
Stock Compensation Plan [Member]
Subsidiaries (Details) [Line Items]
Vesting schedule description		The acquiree’s awards were granted during the years 2017 to 2020, and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date, and are subject to a 3-year vesting schedule.
NanoFabrica [Member]
Subsidiaries (Details) [Line Items]
Pro forma loss												66,467,000
Acquisition related costs		$ 230,000
Pro forma revenue												$ 10,497,000
Aggregate amount		3,362,000
Essemtec [Member]
Subsidiaries (Details) [Line Items]
Acquisition related costs		1,094,000
Contributed revenue		6,283,000
Aggregate amount		$ 8,900,000
Ordinary Shares [Member]
Subsidiaries (Details) [Line Items]
Ordinary shares issued (in Shares)		2,535,218

[1]	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 12.A.